INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2024
INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS
INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS

15. INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS

The Group’s chief operating decision maker (“CODM”) is the management committee, consisting of the Group’s Chief Executive Officer and Chief Operating Officer. The Group has determined its operating segments based on how the CODM manages the business, allocates resources, makes operating decisions and evaluates operating performance. The Group’s CODM evaluates the performance of the Company’s segments on a regular basis, primarily based on earnings before interest, tax, depreciation and amortization, adjusted for other non-recurring items (“Adjusted EBITDA”).

In 2024, the Company sold all of the Group’s businesses in Russia and related businesses in certain international markets (Note 3). In 2024, following the completion of the Divestment, the Group introduced the following changes to its reporting segments compared to those presented within the notes to the consolidated financial statements for the year ended December 31, 2023, in order to reflect the new operational structure of the retained businesses:

●	All operating segments previously reported were reclassified into the results of discontinued operations;
●	The Group introduced four new operating segments that constitute the Group’s activities after the Divestment: Nebius, Avride, Toloka and TripleTen. Their operations were previously part of Other Business Units and Initiatives.

These changes have been applied retroactively to all periods presented. Reportable segments derive revenues from the following services:

●	Nebius offers a comprehensive and integrated suite of AI cloud solutions, designed to support the entire AI lifecycle – from building and deploying AI models to managing large-scale AI applications. This segment also includes the operations of the Group’s proprietary data center in Finland;
●	Avride is a developer of autonomous driving technology for self-driving vehicles and delivery robots;
●	Toloka offers data solutions for AI model training, evaluation and development; and
●	TripleTen is a leading edtech platform focused on re-skilling individuals for careers in technology.

Operating segments of the Group may integrate products managed by other operating segments into their services, for which they pay compensation. Such compensation represents intersegment transactions, which are included in revenues of the reportable segments presented below. The Group considers it to be impracticable to separately present revenues from external customers and intersegment transactions for each reportable segment as such information is not readily available and is not presented to the CODM. The measures of the segments’ profits and losses that are used by the CODM to assess segment performance and decide how to allocate resources are presented below. Each segment’s assets are not reviewed by the CODM, while capital expenditures are evaluated for cash flow management.

The table below presents Revenue, Adjusted EBITDA loss, and expense information about the Group’s operating segments:

	Year ended December 31,
	2022	2023	2024
Revenues:
Nebius	0.5	9.6	68.3
Avride	0.3	—	0.3
Toloka	10.5	11.1	26.4
TripleTen	2.2	8.2	28.8
Total segment revenues	13.5	28.9	123.8
Eliminations	—	(8.0)	(6.3)
Total revenues	13.5	20.9	117.5
Adjusted EBITDA:
Nebius	(43.9)	(134.1)	(128.5)
Avride	(22.6)	(69.6)	(67.0)
Toloka	(22.3)	(42.1)	(40.1)
TripleTen	(35.7)	(37.0)	(30.8)
Total segment adjusted EBITDA loss	(124.5)	(282.8)	(266.4)
Supplemental information about segment expenses:
Nebius:
Employee compensation expenses	7.5	107.1	136.3
Corporate Functions Expenses (excl. personnel costs)	14.1	17.2	24.4
Other costs and expenses	22.8	19.4	36.1
Total Nebius costs and expenses	44.4	143.7	196.8
Avride
Employee compensation expenses	12.4	48.1	46.9
Other costs and expenses	10.5	21.5	20.4
Total Avride costs and expenses	22.9	69.6	67.3
Toloka:
Employee compensation expenses	3.3	38.4	40.8
Other costs and expenses	29.5	14.8	25.7
Total Toloka costs and expenses	32.8	53.2	66.5
TripleTen:
Employee compensation expenses	3.5	21.6	26.4
Other costs and expenses	34.4	23.6	33.2
Total TripleTen costs and expenses	37.9	45.2	59.6

Employee compensation expenses include the costs of both employees directly involved in activities of reporting segments, as well as allocated personnel expenses related to corporate back-office operations; expenses of other corporate functions primarily benefit the Nebius reporting segment as the Group’s core business and are allocated to that segment. Other costs and expenses of all reporting segments include marketing and advertising activities, as well as allocated office utilities costs. In addition, Nebius other cost and expenses include costs of operation and co-location of data center facilities and the electricity, utility and maintenance costs in data centers. Toloka’s other costs and expenses include direct costs of expert contractors and crowdsourcing costs.

The reconciliation between adjusted EBITDA and income/(loss) before income tax expense was as follows:

	Year ended December 31,
	2022	2023	2024
Total segment adjusted EBITDA loss	(124.5)	(282.8)	(266.4)
Less: depreciation and amortization	(27.5)	(29.3)	(77.3)
Less: certain SBC expense	(6.0)	(12.9)	(44.9)
Less: one-off restructuring and other expenses	—	(2.5)	(52.1)
Add: interest income	1.0	3.3	63.6
Less: loss/(income) from equity method investments	(14.0)	(10.9)	0.4
Less: other loss, net	(7.9)	(4.3)	(17.3)
Net loss before income taxes	(178.9)	(339.4)	(394.0)

Revenue disaggregated by geography, based on the legal or invoicing addresses of our customers, indicates that more than 50% is generated from customers based in the United States.

The Group’s long-lived assets are allocated based on the country of incorporation of the subsidiary with the title of ownership. The following table presents long-lived assets by geographic area, which includes property and equipment, net, intangibles assets, net and operating lease assets:

	As of December 31,
	2023	2024
Long-lived assets:
The Netherlands	67.0	764.6
United States	3.9	71.0
Finland	56.9	52.3
Rest of the world	23.3	9.0
Total long-lived assets	151.1	896.9